UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Aerospace & Defense — 2.3%
254	Alliant Techsystems, Inc.*	$27,574
58	Precision Castparts Corp.	7,006
285	United Technologies Corp.	20,247

		54,827

Auto Components — 0.9%
1,243	Gentex Corp.	21,827

Beverages — 2.0%
475	Hansen Natural Corp.*	14,839
475	PepsiCo., Inc.	32,443

		47,282

Biotechnology — 3.3%
694	Amylin Pharmaceuticals, Inc.*	22,048
344	Genentech, Inc.*	24,379
552	Gilead Sciences, Inc.*	30,537
187	Progenics Pharmaceuticals, Inc.*	3,063

		80,027

Capital Markets — 1.4%
1,568	The Charles Schwab Corp.	34,778

Communications Equipment — 5.2%
1,736	Cisco Systems, Inc.*	46,386
1,092	QUALCOMM, Inc.	53,006
184	Research In Motion Ltd.*	25,552

		124,944

Computers & Peripherals — 3.6%
276	Apple, Inc.*	52,095
872	Dell, Inc.*	20,108
582	NetApp, Inc.*	14,189

		86,392

Consumer Finance — 0.4%
544	Discover Financial Services	9,330

Diversified Financial Services — 2.0%
114	CME Group, Inc.	49,054

Electrical Equipment — 1.9%
45	First Solar, Inc.*	12,039
247	Rockwell Automation, Inc.	14,462
317	Roper Industries, Inc.	20,618

		47,119

Electronic Equipment & Instruments — 2.7%
515	Amphenol Corp.	24,015
242	Dolby Laboratories, Inc.*	11,618
755	FLIR Systems, Inc.*	29,762

		65,395

Energy Equipment & Services — 5.9%
240	Halliburton Co.	11,659

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — (continued)
370	Schlumberger Ltd.	$37,418
735	Tesco Corp.*	24,718
1,502	Weatherford International Ltd.*	68,537

		142,332

Health Care Equipment & Supplies — 4.2%
492	Baxter International, Inc.	30,061
186	C.R. Bard, Inc.	16,963
208	NuVasive, Inc.*	8,805
698	St. Jude Medical, Inc.*	28,444
226	Stryker Corp.	14,588
20	Zimmer Holdings, Inc.*	1,456

		100,317

Health Care Technology — 0.3%
429	MedAssets, Inc.*	7,662

Hotels, Restaurants & Leisure — 0.6%
70	Life Time Fitness, Inc.*	2,802
891	Pinnacle Entertainment, Inc.*	12,358

		15,160

Household Durables — 2.5%
448	Fortune Brands, Inc.	31,127
129	Harman International Industries, Inc.	5,769
1,162	Newell Rubbermaid, Inc.	23,333

		60,229

Insurance — 0.2%
159	eHealth, Inc.*	3,964

Internet & Catalog Retail — 1.3%
155	Amazon.com, Inc.*	12,651
629	Netflix, Inc.*	19,097

		31,748

Internet Software & Services — 3.1%
122	Equinix, Inc.*	11,650
87	Google, Inc.*	50,965
658	Switch and Data Facilities Co.*	11,745

		74,360

IT Services — 7.4%
926	Cognizant Technology Solutions Corp.*	32,669
406	Fiserv, Inc.*	21,258
805	Genpact Ltd.*	11,672
516	Global Payments, Inc.	24,366
727	Iron Mountain, Inc.*	21,832
435	NeuStar, Inc.*	10,175
160	Visa, Inc.*	13,818

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
IT Services — (continued)
1,774	Western Union Co.	$41,937

		177,727

Leisure Equipment & Products — 0.4%
480	Mattel, Inc.	9,667

Life Sciences Tools & Services — 2.4%
465	Charles River Laboratories International, Inc.*	29,890
459	Thermo Fisher Scientific, Inc.*	27,090

		56,980

Machinery — 2.1%
203	Danaher Corp.	15,871
419	IDEX Corp.	16,274
474	Kennametal, Inc.	18,320

		50,465

Media — 3.3%
439	Comcast Corp.	9,877
2,396	Entravision Communications Corp.*	12,795
257	Lamar Advertising Co.*	10,755
457	National CineMedia, Inc.	9,094
530	The McGraw-Hill Cos., Inc.	21,990
423	Viacom, Inc. Class B*	15,152

		79,663

Multiline Retail — 1.9%
176	J.C. Penney Co., Inc.	7,082
750	Target Corp.	40,020

		47,102

Oil, Gas & Consumable Fuels — 13.5%
563	Chesapeake Energy Corp.	30,835
887	Continental Resources, Inc.*	56,919
692	EXCO Resources, Inc.*	17,258
511	Hess Corp.	62,756
357	Quicksilver Resources, Inc.*	13,006
2,042	Rex Energy Corp.*	45,659
720	Suncor Energy, Inc.	49,212
538	Whiting Petroleum Corp.*	50,319

		325,964

Personal Products — 0.4%
157	Chattem, Inc.*	9,767

Pharmaceuticals — 4.2%
421	Johnson & Johnson	28,098
793	Merck & Co., Inc.	30,895
1,156	Schering-Plough Corp.	23,582

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — (continued)
385	Teva Pharmaceutical Industries Ltd. ADR	$17,606

		100,181

Real Estate Management & Development — 1.6%
1,688	CB Richard Ellis Group, Inc.*	37,912

Semiconductors & Semiconductor Equipment — 4.1%
810	Eagle Test Systems, Inc.*	9,339
620	FormFactor, Inc.*	13,535
1,350	Intel Corp.	31,293
461	Linear Technology Corp.	16,951
1,313	Tessera Technologies, Inc.*	27,665

		98,783

Software — 5.7%
1,098	Activision, Inc.*	37,057
358	Citrix Systems, Inc.*	12,254
449	Electronic Arts, Inc.*	22,540
2,277	Microsoft Corp.	64,485

		136,336

Specialty Retail — 2.3%
200	Advance Auto Parts, Inc.	8,060
1,627	Lowe’s Cos., Inc.	39,048
247	Tractor Supply Co.*	8,440

		55,548

Textiles, Apparel & Luxury Goods — 0.8%
557	Coach, Inc.*	20,219

Trading Companies & Distributors — 0.5%
132	W.W. Grainger, Inc.	12,046

Wireless Telecommunication Services — 3.2%
1,020	American Tower Corp.*	46,634
333	Crown Castle International Corp.*	14,149
756	MetroPCS Communications, Inc.*	16,058

		76,841

TOTAL COMMON STOCKS		$2,351,948

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 4.2%
Joint Repurchase Agreement Account II
$100,000	2.326%	06/02/08	$100,000
Maturity Value: $100,019

TOTAL INVESTMENTS — 101.8%			$2,451,948

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%			(42,324)

NET ASSETS — 100.0%			$2,409,624

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,204,581

Gross unrealized gain	313,134
Gross unrealized loss	(65,767)

Net unrealized security gain	$247,367

Additional information regarding the Fund is available in the Fund’s most recent Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 99.9%
Aerospace & Defense — 1.0%
57,436	Precision Castparts Corp.	$6,938,269
233,881	United Technologies Corp.(a)	16,614,906

		23,553,175

Auto Components — 1.0%
1,332,340	Gentex Corp.(a)	23,395,890

Beverages — 1.9%
641,591	PepsiCo., Inc.	43,820,665

Biotechnology — 4.5%
901,240	Amylin Pharmaceuticals, Inc.*(a)	28,632,395
496,198	Genentech, Inc.*	35,165,552
742,876	Gilead Sciences, Inc.*(a)	41,095,900

		104,893,847

Capital Markets — 1.8%
1,895,706	The Charles Schwab Corp.	42,046,759

Communications Equipment — 7.6%
2,686,813	Cisco Systems, Inc.*	71,791,643
1,287,559	QUALCOMM, Inc.	62,498,114
304,074	Research In Motion Ltd.*(a)	42,226,757

		176,516,514

Computers & Peripherals — 3.9%
300,691	Apple, Inc.*(a)	56,755,426
1,448,240	Dell, Inc.*	33,396,415

		90,151,841

Consumer Finance — 0.7%
956,220	Discover Financial Services(a)	16,399,173

Diversified Financial Services — 1.7%
90,600	CME Group, Inc.(a)	38,985,180

Electrical Equipment — 0.7%
277,177	Rockwell Automation, Inc.	16,228,713

Electronic Equipment & Instruments — 0.8%
400,700	Amphenol Corp.	18,684,641

Energy Equipment & Services — 6.2%
239,800	Halliburton Co.(a)	11,649,484
521,788	Schlumberger Ltd.(a)	52,768,420
1,747,716	Weatherford International Ltd.*	79,748,281

		144,166,185

Health Care Equipment & Supplies — 3.6%
623,317	Baxter International, Inc.	38,084,669
699,042	St. Jude Medical, Inc.*	28,485,961
221,098	Stryker Corp.	14,271,876
28,461	Zimmer Holdings, Inc.*	2,071,961

		82,914,467

Shares	Description	Value
Common Stocks — (continued)
Household Durables — 3.6%
534,654	Fortune Brands, Inc.	$37,147,760
325,281	Harman International Industries, Inc.(a)	14,546,566
1,538,913	Newell Rubbermaid, Inc.	30,901,373

		82,595,699

Household Products — 0.8%
279,496	Procter & Gamble Co.	18,460,711

Internet Software & Services — 4.3%
160,500	Amazon.com, Inc.*(a)	13,100,010
151,600	Equinix, Inc.*(a)	14,476,284
120,700	Google, Inc.*(a)	70,706,060

		98,282,354

IT Services — 8.0%
1,014,780	Cognizant Technology Solutions Corp.*(a)	35,801,439
412,106	Fiserv, Inc.*(a)	21,577,870
647,238	Global Payments, Inc.	30,562,578
753,019	Iron Mountain, Inc.*(a)	22,613,161
212,970	Visa, Inc.*	18,392,089
2,362,074	Western Union Co.	55,839,429

		184,786,566

Leisure Equipment & Products — 0.5%
565,300	Mattel, Inc.	11,385,142

Life Sciences Tools & Services — 2.8%
456,582	Charles River Laboratories International, Inc.*(a)	29,349,091
594,213	Thermo Fisher Scientific, Inc.*(a)	35,070,451

		64,419,542

Machinery — 0.3%
87,300	Danaher Corp.(a)	6,825,114

Media — 4.1%
614,200	Comcast Corp.(a)	13,819,500
419,612	Lamar Advertising Co.*(a)	17,560,762
448,776	National CineMedia, Inc.	8,930,643
801,302	The McGraw-Hill Cos., Inc.(a)	33,246,020
573,065	Viacom, Inc. Class B*	20,527,188

		94,084,113

Multiline Retail — 2.2%
262,047	J.C. Penney Co., Inc.	10,544,771
737,277	Target Corp.(a)	39,341,101

		49,885,872

Oil, Gas & Consumable Fuels — 10.1%
726,500	Chesapeake Energy Corp.(a)	39,790,405
567,691	Hess Corp.	69,718,132
1,054,622	Quicksilver Resources, Inc.*(a)	38,419,879

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
1,247,120	Suncor Energy, Inc.	$85,240,652

		233,169,068

Pharmaceuticals — 6.0%
505,200	Johnson & Johnson(a)	33,717,048
898,952	Merck & Co., Inc.	35,023,170
1,994,227	Schering-Plough Corp.	40,682,231
627,200	Teva Pharmaceutical Industries Ltd. ADR(a)	28,681,856

		138,104,305

Real Estate Management & Development — 1.7%
1,760,760	CB Richard Ellis Group, Inc.*(a)	39,546,670

Semiconductors & Semiconductor Equipment — 3.4%
1,646,533	Intel Corp.	38,166,635
1,100,848	Linear Technology Corp.(a)	40,478,181

		78,644,816

Software — 8.1%
1,245,310	Activision, Inc.*	42,029,212
357,300	Citrix Systems, Inc.*	12,230,379
1,033,948	Electronic Arts, Inc.*(a)	51,904,190
2,851,693	Microsoft Corp.	80,759,946

		186,923,727

Specialty Retail — 1.9%
1,872,516	Lowe’s Cos., Inc.(a)	44,940,384

Textiles, Apparel & Luxury Goods — 1.2%
770,552	Coach, Inc.*	27,971,038

Trading Companies & Distributors — 0.9%
233,370	W.W. Grainger, Inc.(a)	21,297,346

Wireless Telecommunication Services — 4.6%
1,415,500	American Tower Corp.*	64,716,660
467,265	Crown Castle International Corp.*	19,854,090
1,047,250	MetroPCS Communications, Inc.*(a)	22,243,590

		106,814,340

TOTAL COMMON STOCKS		$2,309,893,857

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 0.6%
Joint Repurchase Agreement Account II
$13,700,000	2.326%	06/02/08	$13,700,000
Maturity Value: $13,702,656

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,323,593,857

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 24.6%
Boston Global Investment Trust — Enhanced Portfolio
568,580,938	2.588%	$568,580,938

TOTAL INVESTMENTS — 125.1%		$2,892,174,795

LIABILITIES IN EXCESS OF OTHER ASSETS — (25.1)%		(580,405,355)

NET ASSETS — 100.0%		$2,311,769,440

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,489,898,228

Gross unrealized gain	488,381,552
Gross unrealized loss	(86,104,985)

Net unrealized security gain	$402,276,567

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.2%
Aerospace & Defense — 1.3%
58,300	United Technologies Corp.	$4,141,632

Beverages — 3.0%
140,530	PepsiCo., Inc.	9,598,199

Biotechnology — 4.2%
220,150	Amylin Pharmaceuticals, Inc.*(a)	6,994,165
90,670	Genentech, Inc.*	6,425,783

		13,419,948

Capital Markets — 3.4%
489,260	The Charles Schwab Corp.	10,851,787

Communications Equipment — 11.3%
418,560	Cisco Systems, Inc.*	11,183,923
291,670	QUALCOMM, Inc.	14,157,662
77,020	Research In Motion Ltd.*(a)	10,695,768

		36,037,353

Diversified Financial Services — 2.1%
15,490	CME Group, Inc.	6,665,347

Energy Equipment & Services — 5.4%
68,860	Schlumberger Ltd.	6,963,812
227,580	Weatherford International Ltd.*	10,384,475

		17,348,287

Health Care Equipment & Supplies — 5.0%
135,910	Baxter International, Inc.	8,304,101
191,550	St. Jude Medical, Inc.*	7,805,663

		16,109,764

Household Durables — 3.0%
138,259	Fortune Brands, Inc.	9,606,235

Internet Software & Services — 3.4%
18,740	Google, Inc.*	10,977,892

IT Services — 6.4%
54,890	Visa, Inc.*	4,740,300
658,310	Western Union Co.	15,562,449

		20,302,749

Life Sciences Tools & Services — 2.9%
155,300	Thermo Fisher Scientific, Inc.*	9,165,806

Media — 4.2%
191,460	The McGraw-Hill Cos., Inc.	7,943,675
151,945	Viacom, Inc. Class B*	5,442,670

		13,386,345

Multiline Retail — 2.7%
158,730	Target Corp.	8,469,833

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 13.1%
171,460	Chesapeake Energy Corp.	$9,390,864
131,240	Hess Corp.	16,117,585
237,060	Suncor Energy, Inc.	16,203,051

		41,711,500

Pharmaceuticals — 5.0%
469,080	Schering-Plough Corp.	9,569,232
140,410	Teva Pharmaceutical Industries Ltd. ADR(a)	6,420,949

		15,990,181

Software — 9.7%
211,720	Activision, Inc.*	7,145,550
254,690	Electronic Arts, Inc.*	12,785,438
384,350	Microsoft Corp.	10,884,792

		30,815,780

Specialty Retail — 2.3%
311,510	Lowe’s Cos., Inc.	7,476,240

Textiles, Apparel & Luxury Goods — 2.4%
209,480	Coach, Inc.*	7,604,124

Wireless Telecommunication Services — 6.4%
292,200	American Tower Corp.*	13,359,384
163,890	Crown Castle International Corp.*	6,963,686

		20,323,070

TOTAL COMMON STOCKS		$310,002,072

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.6%
Joint Repurchase Agreement Account II
$8,400,000	2.326%	06/02/08	$8,400,000
Maturity Value: $8,401,628

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$318,402,072

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 6.8%
Boston Global Investment Trust — Enhanced Portfolio
21,789,750	2.588%	21,789,750

TOTAL INVESTMENTS — 106.6%		$340,191,822

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(21,001,628)

NET ASSETS — 100.0%		$319,190,194

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$299,609,720

Gross unrealized gain	50,539,992
Gross unrealized loss	(9,957,890)

Net unrealized security gain	$40,582,102

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 96.0%
Aerospace & Defense — 1.7%
338,098	Alliant Techsystems, Inc.*(a)	$36,703,919

Auto Components — 1.8%
2,191,919	Gentex Corp.	38,490,098

Beverages — 0.8%
503,509	Hansen Natural Corp.*(a)	15,729,621

Biotechnology — 2.2%
1,468,960	Amylin Pharmaceuticals, Inc.*(a)	46,668,859

Capital Markets — 2.0%
1,394,981	Raymond James Financial, Inc.(a)	41,500,685

Computers & Peripherals — 0.8%
685,586	NetApp, Inc.*	16,714,587

Consumer Finance — 1.4%
1,769,695	Discover Financial Services	30,350,269

Diversified Consumer Services — 0.4%
212,016	Weight Watchers International, Inc.(a)	8,864,389

Diversified Telecommunication Services — 1.0%
1,123,923	TW Telecom, Inc.*(a)	21,017,360

Electrical Equipment — 3.3%
33,986	First Solar, Inc.*(a)	9,092,614
671,655	Rockwell Automation, Inc.	39,325,400
340,219	Roper Industries, Inc.	22,127,844

		70,545,858

Electronic Equipment & Instruments — 4.1%
1,085,973	Amphenol Corp.	50,638,921
882,944	FLIR Systems, Inc.*(a)	34,805,652

		85,444,573

Energy Equipment & Services — 7.1%
538,800	Cameron International Corp.*	28,680,324
718,646	Dresser-Rand Group, Inc.*	28,975,807
254,603	W-H Energy Services, Inc.*	21,776,195
1,532,502	Weatherford International Ltd.*	69,928,066

		149,360,392

Health Care Equipment & Supplies — 3.6%
392,678	C.R. Bard, Inc.	35,812,233
959,516	St. Jude Medical, Inc.*	39,100,277
25,471	Zimmer Holdings, Inc.*	1,854,289

		76,766,799

Health Care Providers & Services — 1.7%
247,600	Henry Schein, Inc.*	13,796,272

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services — (continued)
302,926	Laboratory Corp. of America Holdings*	$22,352,910

		36,149,182

Hotels, Restaurants & Leisure — 0.8%
1,145,895	Pinnacle Entertainment, Inc.*(a)	15,893,564

Household Durables — 5.7%
697,488	Fortune Brands, Inc.	48,461,466
711,002	Harman International Industries, Inc.	31,796,010
2,046,378	Newell Rubbermaid, Inc.	41,091,270

		121,348,746

Internet & Catalog Retail — 1.9%
1,283,982	Netflix, Inc.*(a)	38,981,694

Internet Software & Services — 2.8%
607,725	Equinix, Inc.*(a)	58,031,660

IT Services — 12.2%
1,075,326	Cognizant Technology Solutions Corp.*(a)	37,937,501
733,619	Fiserv, Inc.*	38,412,291
1,074,030	Global Payments, Inc.(a)	50,715,697
1,144,015	Iron Mountain, Inc.*	34,354,770
970,423	NeuStar, Inc.*	22,698,194
539,481	Paychex, Inc.(a)	18,639,068
2,365,929	Western Union Co.	55,930,562

		258,688,083

Leisure Equipment & Products — 0.8%
838,820	Mattel, Inc.	16,893,835

Life Sciences Tools & Services — 3.8%
797,189	Charles River Laboratories International, Inc.*	51,243,309
501,725	Thermo Fisher Scientific, Inc.*	29,611,809

		80,855,118

Machinery — 1.0%
568,254	Kennametal, Inc.	21,963,017

Media — 2.5%
4,287,902	Entravision Communications Corp.*(a)(b)	22,897,397
486,063	Lamar Advertising Co.*(a)	20,341,736
500,498	National CineMedia, Inc.	9,959,910

		53,199,043

Multiline Retail — 0.8%
416,499	J.C. Penney Co., Inc.	16,759,920

Oil, Gas & Consumable Fuels — 10.4%
719,600	Chesapeake Energy Corp.(a)	39,412,492
686,431	Continental Resources, Inc.*(a)	44,048,277

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
410,499	Hess Corp.	$50,413,382
872,166	Quicksilver Resources, Inc.*(a)	31,773,007
437,079	Rex Energy Corp.*	9,773,087
476,119	Whiting Petroleum Corp.*	44,531,410

		219,951,655

Personal Products — 1.0%
347,546	Chattem, Inc.*(a)	21,620,837

Real Estate Management & Development — 2.3%
2,184,673	CB Richard Ellis Group, Inc.*(a)	49,067,756

Semiconductors & Semiconductor Equipment — 4.6%
1,330,376	FormFactor, Inc.*	29,042,108
793,740	Linear Technology Corp.(a)	29,185,820
1,806,362	Tessera Technologies, Inc.*	38,060,047

		96,287,975

Software — 4.4%
1,278,917	Activision, Inc.*	43,163,449
441,921	Citrix Systems, Inc.*	15,126,956
699,301	Electronic Arts, Inc.*	35,104,910

		93,395,315

Specialty Retail — 1.0%
508,844	Advance Auto Parts, Inc.	20,506,413

Textiles, Apparel & Luxury Goods — 2.5%
1,476,377	Coach, Inc.*	53,592,485

Trading Companies & Distributors — 1.0%
233,610	W.W. Grainger, Inc.(a)	21,319,249

Wireless Telecommunication Services — 4.6%
791,407	American Tower Corp.*(a)	36,183,128
720,553	Crown Castle International Corp.*	30,616,297
1,427,247	MetroPCS Communications, Inc.*(a)	30,314,726

		97,114,151

TOTAL COMMON STOCKS		$2,029,777,107

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 4.3%
Joint Repurchase Agreement Account II
$91,700,000	2.326%	06/02/08	$91,700,000
Maturity Value: $91,717,775

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,121,477,107

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 24.7%
Boston Global Investment Trust — Enhanced Portfolio
522,768,825	2.588%	$522,768,825

TOTAL INVESTMENTS — 125.0%		$2,644,245,932

LIABILITIES IN EXCESS OF OTHER ASSETS — (25.0)%		(528,752,020)

NET ASSETS — 100.0%		$2,115,493,912

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
(c) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,383,723,823

Gross unrealized gain	378,824,699
Gross unrealized loss	(118,302,590)

Net unrealized security gain	$260,522,109

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 96.2%
Aerospace & Defense — 2.8%
64,000	Aerovironment, Inc.*(a)	$1,701,120
19,500	Alliant Techsystems, Inc.*	2,116,920

		3,818,040

Auto Components — 1.9%
49,010	Amerigon, Inc.*	608,704
115,800	Gentex Corp.	2,033,448

		2,642,152

Beverages — 0.7%
32,500	Hansen Natural Corp.*(a)	1,015,300

Biotechnology — 3.4%
21,000	Affymax, Inc.*(a)	313,110
10,100	Alexion Pharmaceuticals, Inc.*(a)	720,635
72,300	Amylin Pharmaceuticals, Inc.*(a)	2,296,971
99,211	NeurogesX, Inc.*(a)	337,317
42,500	Progenics Pharmaceuticals, Inc.*(a)	696,150
62,300	Vanda Pharmaceuticals, Inc.*(a)	291,564

		4,655,747

Capital Markets — 4.7%
36,100	Eaton Vance Corp.	1,536,055
68,575	Evercore Partners, Inc.(a)	998,452
19,547	Oppenheimer Holdings, Inc.	632,346
49,255	Raymond James Financial, Inc.	1,465,336
17,200	Stifel Financial Corp.*	981,948
81,200	TradeStation Group, Inc.*	855,036

		6,469,173

Commercial Services & Supplies — 2.6%
86,203	Healthcare Services Group, Inc.(a)	1,520,621
71,700	Ritchie Bros. Auctioneers, Inc.(a)	1,976,769

		3,497,390

Communications Equipment — 0.8%
56,110	Neutral Tandem, Inc.*	1,085,728

Diversified Consumer Services — 2.0%
11,700	Capella Education Co.*	759,447
36,390	Coinstar, Inc.*	1,386,459
12,875	Weight Watchers International, Inc.	538,304

		2,684,210

Diversified Financial Services — 0.3%
10,000	MSCI, Inc.*	355,500

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services — 0.7%
50,700	T W Telecom, Inc.*	$948,090

Electrical Equipment — 2.8%
3,300	First Solar, Inc.*(a)	882,882
17,600	Rockwell Automation, Inc.	1,030,480
29,870	Roper Industries, Inc.	1,942,745

		3,856,107

Electronic Equipment & Instruments — 5.4%
60,100	Amphenol Corp.	2,802,463
65,160	Cogent, Inc.*(a)	779,965
23,220	Dolby Laboratories, Inc.*	1,114,792
67,820	FLIR Systems, Inc.*(a)	2,673,465

		7,370,685

Energy Equipment & Services — 4.9%
46,400	Dresser-Rand Group, Inc.*	1,870,848
67,828	Tesco Corp.*	2,281,055
30,190	W-H Energy Services, Inc.*	2,582,151

		6,734,054

Health Care Equipment & Supplies — 3.6%
15,800	Gen-Probe, Inc.*	899,652
85,554	Natus Medical, Inc.*	1,844,544
31,000	NuVasive, Inc.*	1,312,230
152,390	OraSure Technologies, Inc.*	829,002

		4,885,428

Health Care Providers & Services — 2.6%
18,200	Henry Schein, Inc.*	1,014,104
25,000	Laboratory Corp. of America Holdings*	1,844,750
18,280	Psychiatric Solutions, Inc.*(a)	666,672

		3,525,526

Health Care Technology — 0.9%
71,911	MedAssets, Inc.*	1,284,330

Hotels, Restaurants & Leisure — 2.7%
19,640	Life Time Fitness, Inc.*(a)	785,993
26,180	P.F. Chang’s China Bistro, Inc.*(a)	695,864
75,371	Pinnacle Entertainment, Inc.*	1,045,396
110,442	Texas Roadhouse, Inc.*	1,218,175

		3,745,428

Household Durables — 2.1%
29,000	Harman International Industries, Inc.	1,296,880
78,700	Newell Rubbermaid, Inc.	1,580,296

		2,877,176

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household Products — 0.4%
64,300	Central Garden & Pet Co.*	$479,678

Insurance — 0.7%
37,900	eHealth, Inc.*(a)	944,847

Internet & Catalog Retail — 2.5%
8,180	Blue Nile, Inc.*(a)	436,076
45,200	GSI Commerce, Inc.*(a)	654,948
77,000	Netflix, Inc.*(a)	2,337,720

		3,428,744

Internet Software & Services — 2.8%
15,500	Equinix, Inc.*	1,480,095
106,676	Switch and Data Facilities Co.*(a)	1,904,167
41,100	The Knot, Inc.*(a)	477,171

		3,861,433

IT Services — 5.3%
100,761	Genpact Ltd.*	1,461,035
50,600	Global Payments, Inc.	2,389,332
73,045	Iron Mountain, Inc.*	2,193,541
51,570	NeuStar, Inc.*	1,206,222

		7,250,130

Life Sciences Tools & Services — 3.0%
51,760	Charles River Laboratories International, Inc.*	3,327,133
9,150	Covance, Inc.*	750,117

		4,077,250

Machinery — 2.5%
33,500	IDEX Corp.	1,301,140
38,600	Kennametal, Inc.	1,491,890
96,610	TurboChef Technologies, Inc.*(a)	650,185

		3,443,215

Media — 2.4%
218,670	Entravision Communications Corp.*	1,167,698
28,000	Lamar Advertising Co.*(a)	1,171,800
39,400	LodgeNet Entertainment Corp.*(a)	256,494
31,600	National CineMedia, Inc.	628,840

		3,224,832

Oil, Gas & Consumable Fuels — 12.4%
51,500	Continental Resources, Inc.*	3,304,755
60,700	Delta Petroleum Corp.*(a)	1,341,470
58,400	EXCO Resources, Inc.*	1,456,496
67,340	OPTI Canada, Inc.*	1,524,909
69,500	Quicksilver Resources, Inc.*	2,531,885
144,708	Rex Energy Corp.*	3,235,671

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
37,200	Whiting Petroleum Corp.*	$3,479,316

		16,874,502

Personal Products — 2.0%
26,310	Chattem, Inc.*(a)	1,636,745
101,700	Physicians Formula Holdings, Inc.*	1,019,034

		2,655,779

Real Estate Management & Development — 1.9%
116,500	CB Richard Ellis Group, Inc.*	2,616,590

Semiconductors & Semiconductor Equipment — 5.7%
28,980	Cavium Networks, Inc.*(a)	755,219
138,604	Eagle Test Systems, Inc.*	1,598,104
73,650	FormFactor, Inc.*	1,607,780
96,320	Intellon Corp.*	504,717
25,800	Linear Technology Corp.	948,666
109,090	Tessera Technologies, Inc.*	2,298,526

		7,713,012

Software — 2.4%
71,220	Activision, Inc.*	2,403,675
24,000	Citrix Systems, Inc.*	821,520

		3,225,195

Specialty Retail — 3.3%
23,600	Advance Auto Parts, Inc.	951,080
59,800	CSK Auto Corp.*	689,494
35,190	Tractor Supply Co.*(a)	1,202,442
23,900	Ulta Salon, Cosmetics & Fragrance, Inc.*(a)	340,814
39,330	Urban Outfitters, Inc.*	1,266,033

		4,449,863

Trading Companies & Distributors — 1.1%
15,670	W.W. Grainger, Inc.	1,430,044

Wireless Telecommunication Services — 2.9%
74,000	MetroPCS Communications, Inc.*(a)	1,571,760
62,650	SBA Communications Corp.*	2,331,833

		3,903,593

TOTAL COMMON STOCKS		$131,028,771

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 3.7%
Joint Repurchase Agreement Account II
$5,100,000	2.326%	06/02/08	$5,100,000
Maturity Value: $5,100,989

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$136,128,771

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 18.7%
Boston Global Investment Trust — Enhanced Portfolio
25,430,075	2.588%	25,430,075

TOTAL INVESTMENTS — 118.6%		$161,558,846

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.6)%		(25,286,350)

NET ASSETS — 100.0%		$136,272,496

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$150,672,823

Gross unrealized gain	24,280,933
Gross unrealized loss	(13,394,910)

Net unrealized security gain	$10,886,023

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 96.5%
Aerospace & Defense — 1.8%
16,760	Precision Castparts Corp.	$2,024,608
65,120	United Technologies Corp.	4,626,125

		6,650,733

Beverages — 2.3%
123,400	PepsiCo., Inc.	8,428,220

Biotechnology — 4.9%
123,610	Amylin Pharmaceuticals, Inc.*(a)	3,927,090
91,560	Genentech, Inc.*	6,488,857
135,180	Gilead Sciences, Inc.*(a)	7,478,158

		17,894,105

Capital Markets — 2.4%
398,930	The Charles Schwab Corp.	8,848,267

Communications Equipment — 8.4%
386,420	Cisco Systems, Inc.*	10,325,142
237,160	QUALCOMM, Inc.	11,511,746
63,710	Research In Motion Ltd.*	8,847,408

		30,684,296

Computers & Peripherals — 4.1%
46,400	Apple, Inc.*(a)	8,758,000
265,810	Dell, Inc.*	6,129,579

		14,887,579

Consumer Finance — 0.9%
200,000	Discover Financial Services	3,430,000

Diversified Financial Services — 2.1%
17,960	CME Group, Inc.	7,728,188

Energy Equipment & Services — 6.7%
73,320	Halliburton Co.	3,561,886
84,550	Schlumberger Ltd.	8,550,541
273,540	Weatherford International Ltd.*	12,481,630

		24,594,057

Food Products — 0.7%
76,750	Kraft Foods, Inc.	2,492,840

Health Care Equipment & Supplies — 5.1%
121,930	Baxter International, Inc.	7,449,923
198,420	St. Jude Medical, Inc.*	8,085,615
45,520	Stryker Corp.	2,938,316
4,410	Zimmer Holdings, Inc.*	321,048

		18,794,902

Household Durables — 2.2%
89,470	Fortune Brands, Inc.	6,216,375
84,170	Newell Rubbermaid, Inc.	1,690,134

		7,906,509

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail — 1.1%
49,530	Amazon.com, Inc.*(a)	$4,042,639

Internet Software & Services — 3.4%
21,090	Google, Inc.*	12,354,522

IT Services — 4.7%
42,000	Visa, Inc.*	3,627,120
567,250	Western Union Co.	13,409,790

		17,036,910

Life Sciences Tools & Services — 2.2%
134,910	Thermo Fisher Scientific, Inc.*(a)	7,962,388

Machinery — 1.0%
44,580	Danaher Corp.(a)	3,485,264

Media — 4.1%
161,740	Comcast Corp.	3,639,150
190,268	The McGraw-Hill Cos., Inc.	7,894,219
92,287	Viacom, Inc. Class B*	3,305,721

		14,839,090

Multiline Retail — 2.8%
192,130	Target Corp.(a)	10,252,057

Oil, Gas & Consumable Fuels — 9.9%
199,300	Chesapeake Energy Corp.	10,915,661
91,200	Hess Corp.	11,200,272
208,940	Suncor Energy, Inc.	14,281,049

		36,396,982

Pharmaceuticals — 8.0%
77,850	Johnson & Johnson	5,195,709
200,890	Merck & Co., Inc.	7,826,674
452,340	Schering-Plough Corp.	9,227,736
157,120	Teva Pharmaceutical Industries Ltd. ADR	7,185,098

		29,435,217

Semiconductors & Semiconductor Equipment — 3.2%
289,900	Intel Corp.	6,719,882
140,290	Linear Technology Corp.	5,158,463

		11,878,345

Software — 7.4%
182,760	Activision, Inc.*	6,168,150
174,020	Electronic Arts, Inc.*	8,735,804
430,990	Microsoft Corp.	12,205,637

		27,109,591

Specialty Retail — 2.6%
394,870	Lowe’s Cos., Inc.(a)	9,476,880

Wireless Telecommunication Services — 4.5%
206,280	American Tower Corp.*	9,431,121

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — (continued)
163,240	Crown Castle International Corp.*	$6,936,068

		16,367,189

TOTAL COMMON STOCKS		$352,976,770

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 4.0%
Joint Repurchase Agreement Account II
$14,800,000	2.326%	06/02/08	$14,800,000
Maturity Value: $14,802,869

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$367,776,770

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 11.1%
Boston Global Investment Trust — Enhanced Portfolio
40,584,750	2.588%	40,584,750

TOTAL INVESTMENTS — 111.6%		$408,361,520

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.6)%		(42,390,983)

NET ASSETS — 100.0%		$365,970,537

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$352,814,239

Gross unrealized gain	69,520,410
Gross unrealized loss	(13.973,129)

Net unrealized security gain	$55,547,281

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. The market value of the Fund’s investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine the current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by Goldman Sachs Assets Management, L.P., (“GSAM”), are valued at fair value using methods approved by the Trust’s Board of Trustees.
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closing; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation and regulatory news such as governmental approvals.
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Fund’s credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2008, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount
All Cap Growth	$100,000

Capital Growth	13,700,000

Concentrated Growth	8,400,000

Growth Opportunities	91,700,000

Small/Mid Cap Growth	5,100,000

Strategic Growth	14,800,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	2.33%	06/02/08	$2,000,388,333

Banc of America Securities LLC	1,000,000,000	2.10	06/02/08	1,000,175,000

Banc of America Securities LLC	500,000,000	2.32	06/02/08	500,096,667

Banc of America Securities LLC	3,521,900,000	2.34	06/02/08	3,522,586,771

Barclays Capital, Inc.	400,000,000	2.30	06/02/08	400,076,667

Barclays Capital, Inc.	5,500,000,000	2.33	06/02/08	5,501,067,916

Citigroup Global Markets, Inc.	2,000,000,000	2.30	06/02/08	2,000,383,333

Credit Suisse Securities (USA) LLC	2,200,000,000	2.37	06/02/08	2,200,434,500

Deutsche Bank Securities, Inc.	7,110,000,000	2.35	06/02/08	7,111,392,375

Greenwich Capital Markets	500,000,000	2.33	06/02/08	500,097,083

JPMorgan Securities	1,500,000,000	2.34	06/02/08	1,500,292,500

Merrill Lynch	750,000,000	2.36	06/02/08	750,147,500

UBS Securities LLC	3,910,000,000	2.30	06/02/08	3,910,749,417

TOTAL				$30,897,888,062

At May 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Association, 2.625% to 16.250%, due 07/23/08 to 06/01/38; Federal National Mortgage Association, 3.000% to 15.500%, due 06/01/08 to 03/01/48, Government National Mortgage Association, 0.000% to 25.208%, due 12/16/30 to 04/16/38; U.S. Treasury Inflation Protected Securities, 1.625%, due 01/15/18, U.S. Treasury Notes, 2.000% to 5.000%, due 07/31/08 to 02/28/10 and by various corporate issues, 0.000% to 7.370%, due 06/30/08 to 03/14/51. The aggregate market value of the collateral, including accrued interest, was $31,531,505,631.
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisors ¯a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”) to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
investment of cash collateral due to either credit -or market factors. Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
Other Risks — The Concentrated Growth Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2008

* Print the name and title of each signing officer under his or her signature.